2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Depreciation expense				$ 6,233
Loss on disposal of property and equipment		$ 0	$ 0	$ 9,310
Property and equipment useful lives				3 years
Stock Options
Number of Shares excluded from EPS calculation	20,000,000	20,000,000	20,000,000	20,000,000
Warrants
Number of Shares excluded from EPS calculation	680,000	680,000	1,105,000	3,172,184